STOCKHOLDERS' EQUITY (Details 1)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Options outstanding, shares | shares	2,252,000
Options outstanding, weighted average exercise price | $ / shares	$ 0.14
Options outstanding, weighted average remaining life in years	4 years 10 months 13 days
Options exercisable, shares | shares	2,172,000
Options exercisable, weighted average exercise price | $ / shares	$ 0.13
Range of Exercise Price 0.07 - 0.10
Options outstanding, shares | shares	365,000
Options outstanding, weighted average exercise price | $ / shares	$ 0.09
Options outstanding, weighted average remaining life in years	4 years 5 months 5 days
Options exercisable, shares | shares	285,000
Options exercisable, weighted average exercise price | $ / shares	$ 0.09
Range of Exercise Price 0.11 - 0.14
Options outstanding, shares | shares	1,485,000
Options outstanding, weighted average exercise price | $ / shares	$ 0.12
Options outstanding, weighted average remaining life in years	5 years 4 months 6 days
Options exercisable, shares | shares	1,485,000
Options exercisable, weighted average exercise price | $ / shares	$ 0.12
Range of Exercise Price 0.15 - 0.26
Options outstanding, shares | shares	402,000
Options outstanding, weighted average exercise price | $ / shares	$ 0.18
Options outstanding, weighted average remaining life in years	3 years 5 months 19 days
Options exercisable, shares | shares	402,000
Options exercisable, weighted average exercise price | $ / shares	$ 0.18